Marketable Securities (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Marketable Securities
Marketable securities, beginning	$ 605	$ 2,675
Additions	110	110
Sale of marketable securities		(1,000)
Realized loss on disposition		(311)
Unrealized net loss	(135)	(869)
Marketable securities, ending	$ 582	$ 605